Accounts receivable - Net: (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables [text block]
	December 31,

	2017		2018

Clients	Ps	858,900	Ps	991,033
Less: impairment provision		(173,398)		(179,639)
Adoption effect IFRS 9				(18,284)

Total accounts receivable	Ps	685,502	Ps	793,110

Disclosure of financial assets that are either past due or impaired [text block]
The maturity analysis of past due accounts receivable is as follows:

	December 31,
	2017

Three months	Ps	137,155
From three to six months		71,049
More than six months		157,999

		366,203
Minus:
Past due accounts receivable not impaired		192,805

Amount of the estimation for impairment	Ps	173,398

The movements in the impairment provision shown in the next page.

Provision for impairment at January 1, 2016		128,221
Application to the provision during the period		(510)

Provision for impairment at January 1, 2017	Ps	127,711
Application to the provision in Mexico during the period		36,621
Aerostar’s provision impairment		6,690
Airplan’s provision impairment		2,376

Provision for impairment at December 31, 2017		173,398

Application to the provision in Mexico during the period		(35,403)
Aerostar’s provision impairment		20,128
Airplan’s provision impairment		3,232
Valuation IFRS 9 provision		18,284

Provision for impairment at December 31, 2018	Ps	179,639

Disclosure of detailed information for provision for losses for accounts receivable and contract assets [Table Text Block]
On that basis, the provision for losses at December 31, 2018 and at January 1, 2018 (for adoption of IFRS 9) was determined as follows for accounts receivable and for contract assets:

					More than
Expected loss rate:	Due to expire	1 to 90	91 to 180	181 to 365	365

Mexico	0.02%	0.02%	0.02%	100%	100%
Aerostar	0.25%	0.25%	15.00%	100%	100%
Airplan	0.88%	0.88%	0.88%	100%	100%

									More		Total estimate
At January 1, 2018	Due to expire		1 to 90		91 to 180		181 to 365		than 365		01/01/18

Mexico’s accounts receivables	Ps		Ps		Ps		Ps	37,102	Ps	127,230	Ps	164,332
Mexico’s provision impairment								37,102		127,230		164,332
Aerostar’s accounts receivables		111,731		62,764		28,549				18,240		221,285
Aerostar’s provision impairment		279		158		4,282				18,240		22,958
Airplan’s accounts receivables				183,985				2,772				186,757
Airplan’s provision impairment				1,619				2,772				4,391

Total provision estimate	Ps	279	Ps	1,776	Ps	4,282	Ps	39,874	Ps	145,471	Ps	191,682

									More		Total estimate
At December 31, 2018	Due to expire		1 to 90		91 to 180		181 to 365		than 365		31/12/2018

Mexico’s accounts receivables	Ps	93	Ps	604	Ps	1,252	Ps	495	Ps	128,804	Ps	131,248
Mexico’s provision impairment								495		128,804		129,299
Aerostar’s account receivables		154,235		49,645		239		5,790		36,738		246,647
Aerostar’s provision impairment		386		124		36		5,790		36,738		43,073
Airplan’s accounts receivables				183,223				5,653				188,876
Airplan’s provision impairment				1,612				5,653				7,265

Total provision estimate	Ps	386	Ps	1,737	Ps	36	Ps	11,938	Ps	165,542	Ps	179,639